UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 76.47%

Consumer Discretionary - 2.84%
16,000	Aeropostale, Inc. *	408,480

Consumer Staples - 5.52%
10,000	Altria Group, Inc.	268,400
6,000	Anheuser-Busch Co., Inc. ADR *	383,820
12,650	Dean Foods Co. *	141,554
		793,774
Energy - 4.77%
6,000	Alpha Natural Resources, Inc. *	349,020
10,000	Chesapeake Energy Corp.	336,700
		685,720
Financials - 21.43%
1,178	Alleghany Corp. *	387,562
30,000	Bank of America Corp.	368,400
4	Berkshire Hathaway, Inc. Class-A *	499,000
5,000	Berkshire Hathaway, Inc. Class-B *	416,500
50,000	Citigroup, Inc. *	229,500
30,000	Gleacher & Co., Inc. *	56,700
7,000	H & R Block, Inc.	121,030
5,000	JP Morgan Chase & Co.	228,150
25,000	Knight Capital Group, Inc. *	343,000
26,000	SLM Corp. *	431,340
		3,081,182
Healthcare - 10.25%
6,000	Baxter International, Inc.	341,400
5,000	Johnson & Johnson	328,600
20,000	Pfizer, Inc.	419,400
8,400	Teva Pharmaceutical Industries, Ltd. ADR	384,132
		1,473,532
Industrial - 6.37%
4,000	Agco Corp. *	230,320
25,000	General Electric Co.	511,250
10,000	SAIC, Inc. *	174,000
		915,570
Information Technology - 17.62%
15,000	Cisco Systems, Inc.	262,800
25,000	Entropic Communications, Inc. *	218,750
500	Google, Inc. *	272,050
43,000	GT Solar International *	480,310
14,000	Lender Processing Services, Inc.	412,020
10,000	Microsoft Corp.	259,200
7,000	Paychex, Inc.	228,970
7,000	Qualcom, Inc.	399,630
		2,533,730
Materials - 4.37%
10,000	Alcoa, Inc.	170,000
3,000	Monsanto Co.	204,120
15,000	Noranda Aluminum Corp. *	254,850
		628,970
Telecommunications Services - 3.31%
8,000	AT&T Corp.	248,960
6,000	Verizon Communications, Inc.	226,680
		475,640

TOTAL FOR COMMON STOCKS (Cost $10,477,728) - 76.47%		10,996,598

EXCHANGE TRADED FUNDS - 16.73%
13,000	iShares S&P Global Energy	590,330
5,000	Market Vectors Uranium & Nuclear Energy	117,450
15,000	PowerShares Aerospace & Defense	308,100
3,000	SPDR Gold Trust *	457,110
10,000	SPDR S&P Dividend	554,500
5,000	SPDR S&P Metals & Mining	377,950

TOTAL FOR EXCHANGE TRADE FUNDS (Cost $1,938,433) - 16.73%		2,405,440

SHORT TERM INVESTMENTS - 6.86%
986,237	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $986,237)	986,237

TOTAL FOR SHORT TERM INVESTMENTS (Cost $986,237) - 6.86%		986,237

TOTAL INVESTMENTS (Cost $13,402,398) - 100.06%		14,388,275

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(8,674)

NET ASSETS - 100.00%		$ 14,379,601

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2011.

Fallen Angels Value Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,402,398 amounted to $985,577, which consisted of aggregate gross unrealized appreciation of $1,576,947 and aggregate gross unrealized depreciation of $591,070.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	10,996,598	$0	$0	$10,996,598
Exchange Traded Funds	2,405,440	$0	$0	$2,405,440
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$986,237	$0	$0	$986,237
Total	$14,388,275	$0	$0	$14,388,275

Fallen Angels Income Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

CLOSED END MUTUAL FUNDS - 42.72%
15,000	Aberdeen Emerging Markets Telecommunications Fund, Inc.	$ 289,650
25,000	Adams Express Co.	286,250
13,000	Advent Claymore Convert Securities & Income Fund	249,210
50,000	Alliance Bernstein Income Fund	383,000
46,558	Alpine Global Premier Properties Fund	345,926
60,000	BlackRock Income Trust	408,000
25,000	Eaton Vance Tax Advantaged Dividend Income Fund	453,250
35,000	Eaton Vance Tax Advantaged Global Dividend Income Fund	548,450
18,000	Eaton Vance Tax-Managed Diversified Income Fund	202,860
11,700	General American Investors Co., Inc.	339,651
15,000	Helios Total Return Fund, Inc.	92,850
45,000	Liberty All-Star Equity Fund	241,650
17,000	Royce Value Trust	269,450
7,000	Source Capital, Inc.	407,400
20,000	Templeton Emerging Markets Income Fund	343,600
25,000	Western Asset Claymore Inflation-Linked Opportunities & Income Fund	312,750

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $4,833,622) - 42.72%		5,173,947

EQUITY SECURITIES - 11.51%
10,000	Altria Group, Inc.	268,400
10,000	AT&T Corp.	311,200
2,000	Johnson & Johnson	131,440
5,000	Merck & Co., Inc.	179,750
15,000	Pfizer, Inc.	314,550
45,000	Sea Containers Ltd. Class-A (Bermuda) † *	0
5,000	Verizon Communication, Inc.	188,900

TOTAL FOR EQUITY SECURITIES (Cost $1,164,795) - 11.51%		1,394,240

EXCHANGE TRADED FUNDS - 10.62%
10,000	iShares S&P U.S. Preferred Stock Index	400,600
10,000	SPDR S&P Dividend	554,500
10,000	SPDR Utilities Select Sector	331,600

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,084,979) - 10.62%		1,286,700

INVESTMENT TRUST - 4.49%
5,500	American Capital Agency Corp.	160,105
15,000	Penn West Energy Trust (Canada)	384,150

TOTAL FOR INVESTMENT TRUST (Cost $527,682) - 4.49%		544,255

LIMITED PARTNERSHIP - 3.59%
8,000	Energy Transfer Partners L.P.	434,400

TOTAL FOR LIMITED PARTNERSHIP (Cost $348,970) - 3.59%		434,400

MORTGAGE BACKED SECURITIES - 1.75%
68,000	Credit Suisse Mortgage Capital Certificate, 5.711%, 02/15/2039	71,904
30,000	CSFB Mortgage Securities Corp., 5.100%, 08/15/2038	31,193
60,000	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/2041	60,552
47,780	J.P. Morgan Chase & Co., 5.250%, 01/12/2043	47,749

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $205,152) - 1.75%		211,398

PREFERRED SECURITIES - 19.85%
9,800	Arch Capital Trust A (Cortz) 8.000%	248,234
7,300	BioMed Realty Trust 7.375%	185,975
5,812	Bristol-Meyers Squibb (Cortz) 6.800%	148,264
12,300	Hospitality Property Trust 7.000%	305,040
6,200	JC Penney (Cortz) 7.625%	154,752
6,000	LMG Pplus 6.700%	133,470
5,000	Morgan ST III 6.250%	122,200
7,000	SLM Corp. 6.970%	318,150
6,190	SunAmerica (Cortz) 6.700%	150,169
5,295	Telephone & Data 7.600%, 12/01/41	133,010
10,583	Unum Provident (Pplus) 7.400%	267,538
9,400	US Cellular 7.500%, 6/15/34	237,632

TOTAL FOR PREFERRED SECURITIES (Cost $2,389,147) - 19.85%		2,404,434

SHORT TERM INVESTMENTS - 5.45%
659,863	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $659,863)	$ 659,863

TOTAL FOR SHORT TERM INVESTMENTS (Cost $659,863) - 5.45%		659,863

TOTAL INVESTMENTS (Cost $11,214,210) - 99.98%		12,109,237

OTHER ASSETS LESS LIABILITIES - 0.02%		1,837

NET ASSETS - 100.00%		$ 12,111,074

† This security has been valued according to the fair value pricing policies of the Fund.
* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2011.

Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,214,210 amounted to $895,027, which consisted of aggregate gross unrealized appreciation of $1,390,129 and aggregate gross unrealized depreciation of $495,102.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	1,394,240	$0	$0	$1,394,240
Exchange Traded Funds	1,286,700	$0	$0	$1,286,700
Preferred Securities	2,404,434	$0	$0	$2,404,434
Mutual Funds	$5,173,947	$0	$0	$5,173,947
Convertible Bonds	$0	211,398	$0	$211,398
Limited Partnerships	434,400	$0	$0	$434,400
Investment Trust	544,255	$0	$0	$544,255
Cash Equivalents	$659,863	$0	$0	$659,863
Total	$11,897,839	$211,398	$0	$12,109,237

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date June 29, 2011